Sunbridge Capital Emerging Markets Fund
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 85.4%
	ARGENTINA — 6.2%
138,697	Despegar.com Corp.*	$711,516
1,404	MercadoLibre, Inc.*	1,188,121
		1,899,637
	BRAZIL — 3.6%
119,300	Itau Unibanco Holding S.A., ADR	561,903
61,062	Pagseguro Digital, Ltd., Class A*	533,682
		1,095,585
	CHINA — 32.9%
159,505	Alibaba Group Holding, Ltd.*	1,762,514
12,758	Baidu, Inc., ADR*	1,459,260
71,700	Dada Nexus, Ltd., ADR*	499,749
500,124	Great Wall Motor Co., Ltd., Class H	650,985
179,444	Haier Smart Home Co., Ltd., Class A	631,385
66,000	Meituan*,1	1,477,189
61,732	Sunny Optical Technology Group Co., Ltd.	734,330
25,400	Tencent Holdings, Ltd.	1,086,875
1,152,000	Weimob, Inc.*,1	982,938
14,050	Yum China Holdings, Inc.	790,206
		10,075,431
	HONG KONG — 6.3%
38,661	JD.com, Inc., Class A	1,090,661
945,933	NagaCorp, Ltd.*	833,773
		1,924,434
	INDIA — 15.2%
12,500	Dr Reddy's Laboratories, Ltd., ADR	646,875
15,600	HDFC Bank, Ltd., ADR	1,067,196
57,441	ICICI Bank, Ltd., ADR	1,257,384
45,993	Infosys, Ltd., ADR	828,334
115,225	State Bank of India	854,751
		4,654,540
	INDONESIA — 0.5%
433,600	Astra International	158,761
	PHILIPPINES — 2.8%
331,900	Ayala Land, Inc.	184,241
85,424	BDO Unibank, Inc.	162,450
9,771,826	Megaworld Corp.	351,682

Sunbridge Capital Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	PHILIPPINES (Continued)
67,180	Universal Robina Corp.	$164,827
		863,200
	SINGAPORE — 2.3%
13,425	Sea, Ltd., ADR*	698,503
	SOUTH KOREA — 7.6%
1,361	NAVER Corp.	193,563
1,957	Samsung Electro-Mechanics Co., Ltd.	203,240
44,013	Samsung Electronics Co., Ltd.	1,931,873
		2,328,676
	TAIWAN — 8.0%
—	Chailease Holding Co., Ltd.[2]	2
20,500	Elite Material Co., Ltd.	114,054
76,000	Hon Hai Precision Industry Co., Ltd.	247,024
16,500	Lotus Pharmaceutical Co., Ltd.	132,062
26,400	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,966,536
		2,459,678
	TOTAL COMMON STOCKS
	(Cost $28,784,157)	26,158,445

Principal Amount
	SHORT-TERM INVESTMENTS — 13.5%
$4,132,768	UMB Bank Demand Deposit, 0.01%[3]	4,132,768
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,132,768)	4,132,768
	TOTAL INVESTMENTS — 98.9%
	(Cost $32,916,925)	30,291,213
	Other Assets in Excess of Liabilities — 1.1%	327,140
	TOTAL NET ASSETS — 100.0%	$30,618,353

ADR – American Depository Receipt

*Non-income producing security.
[1]144A restricted security. As of December 31, 2022, the total market value of such securities was $2,460,127 and represented 8.03% of the Fund's net assets.
[2]Amount represents less than 0.5 shares.
[3]The rate is the annualized seven-day yield at period end.
See accompanying Notes to Schedule of Investments